Janus Henderson High-Yield Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson High-Yield Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be revised, extended, or terminated only at the discretion of the Board of Trustees, as follows: (i) the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.63%; (ii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated UCITS ETF. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2026.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.74%	[1]

[1]	The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be revised, extended, or terminated only at the discretion of the Board of Trustees, as follows: (i) the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.63%; (ii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated UCITS ETF. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2026.